Shareholder Report, Average Annual Return (Details) 197239_Pacer WealthShield ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	101 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
Pacer WealthShield ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacer WealthShield ETF NAV
Average Annual Return, Percent	5.63%	1.47%	4.37%
Pacer WealthShield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacer WealthShield Index
Average Annual Return, Percent	5.83%	1.72%	4.66%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	31.05%	13.14%	14.47%
S&P U.S. Treasury Bond 20+ Year Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P U.S. Treasury Bond 20+ Year Total Return Index
Average Annual Return, Percent	0.31%	(6.09%)	(1.73%)